Additional Financial Information - Accounts Payable, Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Additional Financial Information [Abstract]
Accounts payable	$ 15,628	$ 11,241
Accrued payroll and employee related liabilities	64,532	88,501
Cash due to promoters	90,538	78,428
Accrued expenses	44,027	43,791
Total accounts payable, accrued and other current liabilities	$ 214,725	$ 221,961